Lease Liabilities - Disclosure of Detailed Information About Lease Liabilities (Details) - NZD ($) $ in Thousands		12 Months Ended
		Jan. 31, 2020		Jan. 31, 2019	Jan. 31, 2018	Feb. 02, 2019
Statement Line Items [Line Items]
Consolidated Statement of Profit or Loss (loss before tax)		$ (53,523)		$ (50,494)	$ (37,533)
Total expense		143,588
Finance expenses		5,213		4,041	8,791
Depreciation		10,014
Right-of-use assets		23,809				$ 26,158
Lease liabilities, current		(8,112)
Lease liabilities, non-current		(17,719)
Other liabilities		834
Accumulated losses		(176,595)	[1]	(121,651)	(72,431)
Cash flows used in operating activities		(19,894)		(9,434)	(4,116)
Cash flows used in financing activities		22,098		$ 2,168	$ 14,496
IAS 17 [Member]
Statement Line Items [Line Items]
Consolidated Statement of Profit or Loss (loss before tax)		(52,974)
Total expense		143,039
Finance expenses		3,539
Depreciation		1,338
Right-of-use assets
Lease liabilities, current
Lease liabilities, non-current
Other liabilities
Accumulated losses	[1]
Cash flows used in operating activities		(28,021)
Cash flows used in financing activities		30,225
Movement [Member]
Statement Line Items [Line Items]
Consolidated Statement of Profit or Loss (loss before tax)		549
Total expense		549
Finance expenses		1,674
Depreciation		8,676
Right-of-use assets		23,809
Lease liabilities, current		(8,112)
Lease liabilities, non-current		(17,719)
Other liabilities		834
Accumulated losses	[1]	(1,188)
Cash flows used in operating activities		8,127
Cash flows used in financing activities		$ (8,127)

[1]	Includes $639k opening adjustment loss at the date of adoption.